Organization and Nature of Operations (Details Textual) - $ / shares		1 Months Ended
	Mar. 04, 2019	Mar. 04, 2019	Aug. 21, 2018	Mar. 31, 2019	Aug. 31, 2018	Mar. 31, 2018	Feb. 09, 2018
Organization and Nature of Operations [Textual]
Ownership percentage					100.00%
Equity method investment, description			Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Biotech owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Biotech, is the ultimate controlling shareholder (?the Controlling Shareholder?) of the Company.
Ordinary shares authorized				100,000,000		100,000,000
Ordinary shares, par value				$ 0.0005
Ordinary shares, issued				23,000,000		23,000,000
Ordinary shares, Outstanding				23,000,000		23,000,000
Cancelled ordinary shares	77,223,100
Ordinary shares
Organization and Nature of Operations [Textual]
Ordinary shares authorized	50,000	50,000
Ordinary shares, par value	$ 1	$ 1
Ordinary shares, issued							50,000
Cancelled ordinary shares		77,223,100
Additional shares sold		223,100
Share per price	$ 111.55	$ 111.55
Mr. Wang Xuezhu [Member]
Organization and Nature of Operations [Textual]
Ownership percentage					47.70%